Significant Accounting Policies (Detail Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019
Cash	$ 10,917,797	$ 1,293,749		$ 1,285,147
Value of share receivable from the sale of assets	278,107
Territory License Fee receivable	$ 0	$ 143,500
Licensee accounted revenues	72.00%	12.00%
Bad debt expense	$ 50,500	$ 50,000
Sales tax receivable	47,741	87,933
Operating lease right-of-use assets			$ 160,289
Operating lease liabilities	$ 39,404	$ 36,038	$ 158,773
Minimum [Member]
Equipment, useful life	3 years
Maximum [Member]
Equipment, useful life	10 years